(PIMCO Foreign Bond Portfolio (Unhedged))
Investment Objective
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect variable contract fees and expenses.

Shareholder Fees (fees paid directly from your investment): None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Foreign Bond Portfolio (Unhedged))		Institutional Class
Management Fees		0.75%
Other Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses	[2]	0.76%
[1]	"Other Expenses" reflect interest expense and is based on the amount incurred during the Portfolio's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Portfolio's use of such investments as an investment strategy.
[2]	Total Annual Portfolio Operating Expenses excluding interest expense is 0.75% for Institutional Class shares.

Example. The Example is intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did.

Expense Example (PIMCO Foreign Bond Portfolio (Unhedged)) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	78	243	422	942

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Example tables, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 304% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Pacific Investment Management Company LLC ("PIMCO") selects the Portfolio's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.33 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Portfolio may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Portfolio's prospectus or Statement of Additional Information. The Portfolio may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Portfolio may invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Portfolio. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Portfolio's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Portfolio to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Portfolio. There is no guarantee that the investment objective of the Portfolio will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio

Please see "Description of Principal Risks" in the Portfolio's prospectus for a more detailed description of the risks of investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's average annual returns compare with the returns of a broad-based securities market index. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance shown does not reflect any charges or expenses imposed by an insurance company and if it did, performance shown would be lower. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

The JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets.

Performance for the Portfolio is updated monthly and may be obtained at http://pvit.pimco-funds.com/.

Calendar Year Total Returns — Administrative Class*(1)

*For the periods shown in the bar chart, the highest quarterly return was 10.56% in the 3rd quarter of 2010, and the lowest quarterly return was -4.93% in the 1st quarter of 2009.

(1) Since the Portfolio's Institutional Class has not commenced operations as of the date of this prospectus, the bar chart and the table show performance of the Portfolio's Administrative Class shares, which are offered in a separate prospectus. Although the Institutional Class and Administrative Class would have substantially similar annual returns (because they represent interests in the same portfolio of securities), Institutional Class and Administrative Class performance would differ to the extent that the Institutional Class has lower expenses.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns (PIMCO Foreign Bond Portfolio (Unhedged))	1 Year	Since Inception*
Administrative Class	9.47%	7.27%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)	5.76%	5.18%

*Since Inception (4/30/08)